Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Total Loss Before Income Taxes

The following table summarizes our total loss before income taxes (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
Domestic income (loss) before income taxes	$(567,039)	$(627,617)	$(356,019)
Foreign income (loss) before income taxes	76,381	458,488	73,189

Total loss before income taxes	$(490,658)	$(169,129)	$(282,830)

Provision for (Benefit From) Income Taxes

The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
Current income tax provision (benefit)
Domestic	$1,162	$1,019	$856
Foreign	23,011	41,239	33,654

Total	24,173	42,258	34,510

Deferred income tax provision (benefit):
Domestic	—	—	—
Foreign	(79,566)	(61,889)	(65,347)

Total	(79,566)	(61,889)	(65,347)

Total income tax provision (benefit):	$(55,393)	$(19,631)	$(30,837)

Income Tax Provision (Benefit)

The income tax provision (benefit) was different from the amount computed using the Luxembourg statutory income tax rate of 29.22% for the reasons set forth in the following table (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
Expected tax benefit at Luxembourg statutory income tax rate	$(141,310)	$(48,709)	$(82,643)
Foreign income tax differential	27,626	33,118	35,511
Nontaxable interest income	(102,758)	(136,478)	(93,154)
U.S. extraterritorial income exclusion tax benefit	(208)	(37,597)	—
Change in tax rate	716	—	—
Changes in unrecognized tax benefits	(5,087)	1,756	(3,997)
Changes in valuation allowance	173,930	174,038	171,433
Tax effect of 2011 Intercompany Sale	(6,272)	(6,416)	(6,865)
Foreign Tax Credits	—	—	(44,137)
Research and Development Tax Credits	—	—	(5,890)
Other	(2,030)	657	(1,095)

Total income tax provision	$(55,393)	$(19,631)	$(30,837)

Net Deferred Tax Balances

The following table details the composition of the net deferred tax balances as of December 31, 2012 and 2013 (in thousands):

	As of December 31, 2012	As of December 31, 2013
Current deferred taxes, net	$94,779	$44,475
Long-term deferred taxes, net	(286,673)	(202,638)
Other assets	7,957	9,246

Net deferred taxes	$(183,937)	$(148,917)

Components of Net Deferred Tax Liability

The components of the net deferred tax liability were as follows (in thousands):

	As of December 31, 2012	As of December 31, 2013
Deferred tax assets:
Accruals and advances	$35,801	$23,959
Amortizable intangible assets	516,562	188,800
Non-amortizable intangible assets	30,588	—
Performance incentives	29,653	26,146
Customer deposits	50,833	51,318
Bad debt reserve	4,113	3,436
Accrued retirement benefits	100,748	67,337
Interest rate swap	3,562	568
Satellites and other property and equipment	337,476	44,487
Disallowed interest expense carryforward	88,192	95,427
Net operating loss carryforward	1,068,126	1,265,624
Capital loss carryforward	22,259	—
Tax credits	20,643	73,916
Other	60,137	15,675

Total deferred tax assets	2,368,693	1,856,693

Deferred tax liabilities:
Satellites and other property and equipment	(64,700)	(49,077)
Amortizable intangible assets	(34,958)	(44,297)
Non-amortizable intangible assets	(267,965)	(254,384)
Tax basis differences in investments and affiliates	(238,859)	(187,283)
Other	(2,783)	(5,863)

Total deferred tax liabilities	(609,265)	(540,904)

Valuation allowance	(1,943,365)	(1,464,706)

Total net deferred tax liabilities	$(183,937)	$(148,917)

Summary of Activity Related Unrecognized Tax Benefits

The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	2012	2013
Balance at January 1	$64,767	$67,015
Increases related to current year tax positions	3,593	3,477
Increases related to prior year tax positions	3,580	3,107
Decreases related to prior year tax positions	(3,177)	(6,443)
Expiration of statute of limitations for the assessment of taxes	(1,748)	(2,045)

Balance at December 31	$67,015	$65,111